Commitments and contingencies (FY)- Summary of Future Purchase Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future purchase commitments, 2017	$ 157.1
Future purchase commitments, 2018	33.9
Future purchase commitments, 2019	12.8
Future purchase commitments, 2020	1.5
Future purchase commitments, 2021	0.0
Future purchase commitments, thereafter	0.0
Future purchase commitments, total	$ 205.3